Segmented information - Disclosure of revenue information by location (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 14,296,360,000	$ 12,867,201,000
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,563,876,000	2,116,082,000
Revenue	2,605,926,000	2,152,113,000
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,277,088,000	1,846,832,000
Western and Southern Europe | Portugal
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	116,928,000	105,225,000
Western and Southern Europe | Spain
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	114,341,000	111,515,000
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	55,519,000	52,510,000
U.S. | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	4,404,982,000	3,987,025,000
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	2,277,996,000	2,075,321,000
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,461,366,000	2,226,473,000
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	1,935,238,000	1,750,902,000
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,943,616,000	1,760,552,000
Canada
Disclosure of geographical areas [line items]
Revenue	2,064,659,000	1,981,380,000
Canada | Canada
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,232,091,000	2,143,211,000
Scandinavia and Central Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,740,285,000	1,652,658,000
Revenue	1,648,356,000	1,571,118,000
Scandinavia and Central Europe | Germany
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	925,679,000	811,458,000
Scandinavia and Central Europe | Sweden
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	691,240,000	697,941,000
Scandinavia and Central Europe | Norway
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	123,366,000	143,259,000
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,679,241,000	1,472,907,000
Revenue	1,455,529,000	1,291,125,000
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,588,665,000	1,397,161,000
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	90,576,000	75,746,000
Finland, Poland and Baltics
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	870,450,000	762,529,000
Revenue	828,951,000	729,024,000
Finland, Poland and Baltics | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	49,564,000	34,676,000
Finland, Poland and Baltics | Finland
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	820,886,000	727,853,000
Northwest and Central-East Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	801,928,000	728,329,000
Revenue	755,901,000	692,859,000
Northwest and Central-East Europe | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	61,854,000	64,632,000
Northwest and Central-East Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	571,757,000	494,227,000
Northwest and Central-East Europe | Denmark
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	95,758,000	114,849,000
Northwest and Central-East Europe | Czech Republic
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	72,559,000	54,621,000
Asia Pacific
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	3,507,000	4,460,000
Revenue	918,056,000	799,661,000
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	$ 3,507,000	$ 4,460,000